COMMITMENTS AND GUARANTEES - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Guarantor Obligations [Line Items]
Guarantee Obligations Maximum Potential Payment	$ 163.8
Carrying amount of guarantees recorded in the consolidated balance sheet	13.1
Lease Obligations
Guarantor Obligations [Line Items]
Estimated asset fair value	38.9
Guarantee Obligations Maximum Potential Payment	34.4
Guarantees on the residual values of leased properties
Guarantor Obligations [Line Items]
Estimated asset fair value	38.9
Guarantee Obligations Maximum Potential Payment	34.4
Carrying amount of guarantees recorded in the consolidated balance sheet	0.0
Standby letters of credit
Guarantor Obligations [Line Items]
Guarantee Obligations Maximum Potential Payment	90.5
Carrying amount of guarantees recorded in the consolidated balance sheet	0.0
Commercial customer financing arrangements
Guarantor Obligations [Line Items]
Guarantee Obligations Maximum Potential Payment	38.9
Carrying amount of guarantees recorded in the consolidated balance sheet	13.1
Noncancelable Lease Obligations
Guarantor Obligations [Line Items]
Sublease rentals	2.9
Rent expenses under operating lease	$ 135.9	$ 146.2	$ 148.1